Property, plant and equipment	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Property, plant and equipment
12.	Property, plant and equipment

12.1.	By class of assets

	Land, buildings and improvement		Equipment and other assets (*)	Assets under construction (**)	Exploration and development costs (oil and gas producing properties) (***)	Total
Balance at January 1,2017	6,982		78,724	38,569	51,195	175,470

Additions	2		1,167	11,031	31	12,231
Additions to / review of estimates of decommissioning costs	—		—	—	4,503	4,503
Capitalized borrowing costs	—		—	1,972	—	1,972
Write-offs	(14)		(6)	(545)	(35)	(600)
Transfers (****)	316		3,296	(7,631)	3,079	(940)
Depreciation, amortization and depletion	(437)		(7,320)	—	(5,366)	(13,123)
Impairment recognition	(145)		(937)	(568)	(892)	(2,542)
Impairment reversal	52		831	165	692	1,740
Cumulative translation adjustment	(91)		(753)	(472)	(745)	(2,061)

Balance at December 31, 2017	6,665		75,002	42,521	52,462	176,650

Cost	9,914		128,603	42,521	86,491	267,529
Accumulated depreciation, amortization and depletion	(3,249)		(53,601)	—	(34,029)	(90,879)

Balance at December 31, 2017	6,665		75,002	42,521	52,462	176,650

Additions	4		1,751	8,707	6	10,468
Additions to / review of estimates of decommissioning costs	—		—	—	4,778	4,778
Capitalized borrowing costs	—		—	1,810	—	1,810
Write-offs	(61)		(16)	(327)	(27)	(431)
Transfers (****)	(93)		13,720	(18,667)	4,086	(954)
Depreciation, amortization and depletion	(359)		(6,529)	—	(5,028)	(11,916)
Impairment recognition	—		(742)	(250)	(1,686)	(2,678)
Impairment reversal	—		309	23	226	558
Cumulative translation adjustment	(946)		(7,467)	(4,891)	(7,598)	(20,902)

Balance at December 31, 2018	5,210		76,028	28,926	47,219	157,383

Cost	7,829		128,711	28,926	77,141	242,607
Accumulated depreciation, amortization and depletion	(2,619)		(52,683)	—	(29,922)	(85,224)

Balance at December 31, 2018	5,210		76,028	28,926	47,219	157,383

Weighted average useful life in years	40 (25 to 50 (except land	) )	20 (3 to 31)		Units of production method

(*)

It is composed of platforms, refineries, thermoelectric power plants, natural gas processing plants, pipelines, rights of use and other operating, storage and production plants, also including exploration and production assets depreciated based on the units of production method.

(**)	See note 30 for assets under construction by business area.
(***)

It is composed of exploration and production assets related to wells, abandonment and dismantling of areas, signature bonuses associated to proved reserves and other costs directly associated to the exploration and production of oil and gas.

(****)	It includes transfers to/from assets held for sale.

For the year ended December 31, 2018, additions to property, plant and equipment primarily relate to the development of oil and gas production in the pre-salt area, where four main new production systems started operating: FPSOs P-74 and P-75, located in the Búzios field; FPSO P-69,located in the Lula field; and FPSO Campos dos Goytacazes, located in the Tartaruga Verde field. In addition, the Company completed the first stage of production tests in the Mero field, the first field in the production sharing regime to start operating in Brazil, whose declaration of commerciality took place in 2017 (note 13.3).

In 2017, important platforms started operating in 2017, such as the FPSOs Libra Pioneer, in Mero field, and P-66, in South of Lula field, as well as the interconnection of new wells to FPSOs Cidade de Saquarema, Cidade de Maricá and Cidade de Itaguaí, in pre-salt fields of Santos basin.

At December 31, 2018, property, plant and equipment include assets under finance leases of US$ 96 (US$ 118 as of December 31, 2017).

12.2.	Estimated useful life

	Buildings and improvements, equipment and other assets
Estimated useful life	Cost	Accumulated depreciation	Balance at 2018
5 years or less	3,850	(2,914)	936
6 - 10 years	10,038	(6,272)	3,766
11 - 15 years	3,299	(1,515)	1,784
16 - 20 years	34,267	(13,473)	20,794
21 - 25 years	21,462	(4,733)	16,729
25 - 30 years	13,942	(4,001)	9,941
30 years or more	23,323	(6,843)	16,480
Units of production method	26,059	(15,551)	10,508

Total	136,240	(55,302)	80,938

Buildings and improvements	7,529	(2,619)	4,910
Equipment and other assets	128,711	(52,683)	76,028

12.3.	Unitization Agreements

A unitization agreement occurs when a reservoir extends across two or more license or contract areas. In this case, parties pool their individual interests in return for an interest in the overall unit and determine their new equity interest in the single producing unit.

Events that occurred prior to the individualization of production may lead to the need for compensation between the parties. These events include the monetization of production and the realization of expenses of different natures. An amount to be reimbursed by the Company will be recognized as a liability when it derives from a contractual obligation or, when the outflow of funds is deemed probable and the amount can be reliable estimated. An amount to be reimbursed to Company will be recognized as an asset only when there is a contractual right to reimbursement or when it is practically certain.

In 2018, Petrobras entered into Production Individualization Agreements (Acordos de Individualização da Produção - AIPs) with Pré-Sal Petróleo S.A. (PPSA) and its partners (Shell, Petrogal and Total) in certain E&P consortiums, submitting these agreements to ANP’s approval. These agreements provide for the equalization of expenses and production volumes relating to Sapinhoá, Lula, Tartaruga Verde, Sururu and Berbigão fields.

Therefore, in the last quarter of 2018, a US$ 275 loss was accounted for within other income and expenses, and property, plant and equipment was written down by US$ 62.

The table below presents the effects of the agreements:

12.31.2018
Equalization payables (*)	279
Indexation charges	2
Write-offs	(62)
Payments maid	(100)
Cumulative translation adjustments	(2)

Remaining payables	118

(*)	It was accounted for within other income and expenses as set out note 26.

On December 21, 2018, the Company, Shell and Repsol reimbursed PPSA for the unitization of Sapinhoá field, The Company is the operator of this field and the amount disbursed with respect to its interest was US$ 100, according to the Agreement of Equalization of Expenses and Volumes.

12.4.	Concession for exploration of oil and natural gas - Assignment Agreement (“Cessão Onerosa”)

Petrobras and the Brazilian Federal Government entered into the Assignment Agreement in 2010, which grants the Company the right to carry out prospecting and drilling activities for oil, natural gas and other liquid hydrocarbons located in the pre-salt area, subject to a maximum production of five billion barrels of oil equivalent. The agreement has a term of forty years and is renewable for a further five years subject to certain conditions. As of December 31, 2018, the Company’s property, plant and equipment include the amount of US$ 19,306 related to the Assignment Agreement (US$ 22,614 as of December 31, 2017).

Petrobras has already declared commerciality in fields of all six blocks under this agreement: Franco (Búzios), Florim (Itapu), Nordeste de Tupi (Sépia), Entorno de Iara (Norte de Berbigão, Sul de Berbigão, Norte de Sururu, Sul de Sururu, Atapu), Sul de Guará (Sul de Sapinhoá) and Sul de Tupi (Sul de Lula).

The agreement establishes that its review procedures will commence immediately after the declaration of commerciality for each area and must be based on reports by independent experts engaged by Petrobras and the ANP.

If the review of the Assignment Agreement determines that the value of acquired rights is greater than the amount initially paid, the Company may be required to pay the difference to the Brazilian Federal Government, or may proportionally reduce the total volume of barrels acquired. If the review determines that the value of the acquired rights is lower than initially paid by the Company, the Brazilian Federal Government will reimburse the Company for the difference by delivering cash or bonds or equivalent means of payment, subject to budgetary regulations.

The formal review procedures for each block are based on costs incurred over the exploration phase, and estimated costs and production for the development period. The review of the Assignment Agreement may result in renegotiation of: (i) the amount of the agreement; (ii) the total volume (in barrels of oil) to be produced; (iii) the term of the agreement; and (iv) the minimum percentages of local content.

The information gathered made possible the identification of volumes exceeding five million barrels of oil equivalent.

In November 2017, the Company set up an internal commission responsible for the negotiation with the Brazilian Federal Government, composed of representatives of the Chief Exploration and Production Officer and the Chief Financial Officer.

In January 2018, the Brazilian Federal Government established, through the Interministerial Ordinance No. 15/2018, the Interministerial Commission responsible for negotiating and concluding the terms of this review.

The negotiations are ongoing and have taken into account appraisals by independent experts engaged by both parties and their respective reports. On September 14, 2018, the Brazilian Energy Policy Council (Conselho Nacional de Política Energética – CNPE) enacted Resolution 12/2018 recommending the Brazilian Ministry of Mines and Energy (Ministério de Minas e Energia – MME) to send a draft of an amendment to the agreement to the Brazilian Federal Auditor’s Office (Tribunal de Contas da União – TCU) in order to make an assessment of its terms. Accordingly, this draft was sent to TCU and to the Company and the negotiations toward the end of the review will progress after TCU assessment.

The draft under review by the TCU consolidates one of several scenarios that have been discussed between the commissions. This scenario, after assessment of the TCU and approval by the parties, may result in a credit in favor of the Company. Due to the features of the review, any credit in favor of the Company will be only confirmed following an amendment to the agreement that results in a contractual right and would support the recognition of an account receivable.

The identification of the volume exceeding five million barrels of oil equivalent provides an opportunity for both parties to reach an agreement in case of compensation to the Company arising from the review. The Brazilian Energy Policy Council also recommended that the Brazilian Ministry of Mines and Energy, by means of Resolution 12/2018, send drafts of the public auction and the agreement for the bidding rounds of the exceeding volume under production-sharing regime. Aiming to support an eventual negotiation where this compensation would be paid through the right over exceeding volume, the Company completed its assessment based on reports issued by the independent experts it has engaged.

This review process of the Assignment Agreement has been monitored by the Minority Shareholders Committee, which is composed of two board members elected by the minority shareholders and by a third independent member with knowledge in technical-financial analysis of investment projects. This Committee provides support to the board’s decisions through opinions about related matters.

12.5.	Oil and Gas fields operated by Petrobras returned to ANP

In 2018, the following oil and gas fields were returned to ANP: Japiim, Camarão Norte, part of Espadarte and part of Sibite. These fields were returned to ANP mainly due to their economic unfeasibility and, as a consequence, the Company wrote off the amount of US$ 0.1 in addition to impairments recognized in prior years.

In 2017, the Mosquito, Siri and Saíra oil and gas fields were returned to ANP also due to economic unfeasibility. However, due to impairment losses recorded for these assets in prior years, these write-offs amounted to US$ 0.1.

In 2016 the Tiziu, Japuaçu, Rio Joanes, part of Golfinho and part of Tambuatá oil and gas fields were returned to ANP following their uneconomic feasibility and, as a consequence, the Company wrote off the amount of US$ 4 in addition to impairments recognized in prior years.